Income from operations - Sales composition (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Income from operations [Abstract]
Revenue from sale of goods		€ 14,810		€ 13,973		€ 13,974
Revenue from rendering of services		3,811		3,325		3,477
Royalty income		381		402		329
Revenue from contracts with customers, total		19,003		17,700		17,780
Revenue From Other Sources	[1]	479	[2]	421	[3]
Total revenue		€ 19,482	[4]	€ 18,121	[5]	€ 17,780

[1]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million (2018: EUR 273 million)
[2]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million
[3]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 273 million
[4]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[5]	Represents revenue from external customers as required by IFRS 8 Operating Segments.